Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
GOODWILL

(in millions)	2018	2017
Balance, beginning of year	$11,644	$12,364
Acquisition of ITC	—	(6)
Foreign currency translation impacts (1)	886	(714)
Balance, end of year	$12,530	$11,644

(1)	Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the US dollar

No goodwill impairment was recognized by the Corporation in 2018 or 2017.